Note 27 - Discontinued Operations - Discontinued Operations (Details) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($) $ / shares	Dec. 31, 2016 USD ($) $ / shares	Jan. 19, 2017 USD ($)
Statement Line Items [Line Items]
Net sales	$ 7,658,588	$ 5,288,504	$ 4,293,592
Gross profit	2,379,288	1,603,447	1,127,908
Net income		1,848	41,411
Cash at the beginning	206	18,820	15,343
Cash at the end		206	18,820
(Decrease) Increase in cash		(18,614)	3,477
(Used in) provided by operating activities		(3,046)	24,535
Provided by (used in) investing activities		32	(1,058)
Used in financing activities		(15,600)	(20,000)
Non-current assets	8,787,107	9,017,064
Current assets	5,464,192	5,381,154
Non-current liabilities:	657,444	746,349
Current liabilities	1,718,363	2,070,899
Discontinued operations [member]
Statement Line Items [Line Items]
Net sales		11,899	234,911
Gross profit		4,496	98,324
Net income		$ 1,848	$ 41,411
Basic and diluted earnings per share (U.S. dollars per share), discontinued operations (in dollars per share) | $ / shares			$ 0.04
Basic and diluted earnings per ADS (U.S. dollars per ADS) (*), discontinued operations			0.07
Disposal groups classified as held for sale [member]
Statement Line Items [Line Items]
Non-current assets			$ 87,364	$ 87,332
Current assets			64,053	69,332
Total assets of disposal group classified as held for sale			151,417	156,664
Non-current liabilities:			5,376	5,294
Current liabilities			12,718	13,556
Total liabilities of disposal group classified as held for sale			$ 18,094	$ 18,850